Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue
Schedule of Information on Revenue

Amounts in US$ ‘000	2025	2024	2023
Sale of crude oil	472,054	648,670	726,947
Sale of purchased crude oil	419	7,177	5,464
Sale of gas	6,251	5,076	25,024
Commodity risk management contracts designated as cash flow hedges (a)	13,794	(85)	(810)
	492,518	660,838	756,625
(a)	Realized result on commodity risk management contracts designated as cash flow hedges. See Note 7.1.

Schedule of Group's Derivative Contracts

The following table presents the Group’s production hedged during the year ended December 31, 2025, and for the following periods as a consequence of the derivative contracts in force as of December 31, 2025:

Period	Reference	Type	Volume (bbl/d)	Weighted average price (US$/bbl)
January 1, 2025 - March 31, 2025	ICE BRENT	Zero Premium Collars	19,500	69.79 Put 82.48 Call
April 1, 2025 - June 30, 2025	ICE BRENT	Zero Premium Collars	19,000	69.26 Put 79.02 Call
July 1, 2025 - September 30, 2025	ICE BRENT	Zero Premium Collars	17,500	68.69 Put 78.59 Call
October 1, 2025 - December 31, 2025	ICE BRENT	Zero Premium Collars	16,000	68.25 Put 77.50 Call
January 1, 2026 - March 31, 2026	ICE BRENT	Zero Premium Collars	1,000	68.00 Put 77.40 Call
January 1, 2026 - December 31, 2026	ICE BRENT	Zero Premium 3 Ways	5,000	50.00-65.00 Put 70.93 Call
January 1, 2026 - March 31, 2026	ICE BRENT	Zero Premium 3 Ways	7,000	50.00-65.00 Put 73.86 Call
April 1, 2026 - June 30, 2026	ICE BRENT	Zero Premium 3 Ways	7,000	50.00-65.00 Put 76.32 Call
July 1, 2026 - December 31, 2026	ICE BRENT	Zero Premium 3 Ways	2,000	50.00-65.00 Put 69.35 Call
July 1, 2026 - September 30, 2026	ICE BRENT	Zero Premium 3 Ways	6,000	50.00-65.00 Put 73.30 Call
October 1, 2026 - December 31, 2026	ICE BRENT	Zero Premium 3 Ways	6,000	50.00-65.00 Put 73.90 Call

The following table presents the Group’s derivative contracts agreed after the balance sheet date:

Period	Reference	Type	Volume (bbl/d)	Weighted average price (US$/bbl)
April 1, 2026 - June 30, 2026	ICE BRENT	Zero Premium 3 Ways	5,000	52.00-64.00 Put 70.21 Call
April 1, 2026 - June 30, 2026	ICE BRENT	Zero Premium Collars	2,000	67.00 Put 74.06 Call
July 1, 2026 - September 30, 2026	ICE BRENT	Zero Premium 3 Ways	7,000	52.14-64.57 Put 70.41 Call
October 1, 2026 - December 31, 2026	ICE BRENT	Zero Premium 3 Ways	12,000	51.67-63.92 Put 70.18 Call
January 1, 2027 - March 31, 2027	ICE BRENT	Zero Premium 3 Ways	18,000	51.50-65.00 Put 71.25 Call
April 1, 2027 - June 30, 2027	ICE BRENT	Zero Premium 3 Ways	15,000	50.80-65.00 Put 72.41 Call
July 1, 2027 - September 30, 2027	ICE BRENT	Zero Premium 3 Ways	5,000	50.00-65.80 Put 77.24 Call
October 1, 2027 - December 31, 2027	ICE BRENT	Zero Premium 3 Ways	5,000	50.00-65.80 Put 76.96 Call